Loans Receivable And Allowance For Loan Losses	12 Months Ended
Mar. 31, 2012
Loans Receivable And Allowance For Loan Losses [Abstract]
Loans Receivable And Allowance For Loan Losses

NOTE 5 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

The loans receivable portfolio is segmented into real estate, and consumer loans. Real estate loans consist of the following classes: one-to-four-family real estate, multi-family real estate, commercial real estate, and construction real estate. Consumer loans consist of the following classes: second mortgage loans, equity lines of credit and other consumer loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2012	2011
	(In Thousands)
Real estate:
One- to four-family	$398,174	$405,331
Multi-family	14,084	12,708
Commercial	14,844	12,126
Construction	1,380	2,454

	428,482	432,619
Consumer:
Second mortgage	7,892	8,602
Passbook or certificate	797	967
Equity lines of credit	2,097	1,949
Other loans	555	555

	11,341	12,073

Total Loans	439,823	444,692

Less:
Loans in process	(744)	(931)
Net purchase premiums, discounts, and deferred loan costs	(156)	(135)

	(900)	(1,066)

	$438,923	$443,626

The allowance for loan losses consists of specific, general, and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one-to-four family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. In regard to historical loss factors, the Bank's allowance for loan loss calculation was adjusted during the year ended March 31, 2012 to utilize a two-year moving average of annual net charge-off rates (charge-offs net of recoveries) by loan class to calculate its actual historical loss experience. During earlier fiscal periods a numerical factor was assigned to each loan class based on actual charge-off experience. The impact of this change in estimate was not material. The historical loss factor is adjusted by qualitative risk factors which include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.
5.	The quality of the Bank's loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One-to Four-Family Loans - consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans - consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions.

3. Commercial Loans - consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions to a greater degree than one-to four-family and multi-family loans.

4. Construction Loans - consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one-to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions.

Consumer:

1. Second Mortgage and Equity Lines of Credit - consists of one-to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions) or, in one instance, a commercial property. These loans are affected by the borrower's continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one-to four-family first lien loans as these loans are also dependent on the value of underlying properties, but have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans - consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans, included in other loans, are primarily between the Company and its parent company, Clifton MHC, so they also are considered a low credit risk.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans are rated pass-watch if the Bank is waiting for documents required for a complete file or if the loan is to be monitored due to previous delinquent status. Loans not classified are rated pass.

In addition, the OCC as an integral part of its examination process, periodically reviews our loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2012, 2011 and 2010 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050
Charge-offs	(112)	(160)	—	—	—	—	—	(272)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	(33)	138	(18)	10	(17)	(1)	23	102

At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2009:
Total allowance for loan losses	$1,525	$36	$74	$1	$60	$4	$—	$1,700
Charge-offs	(83)	—	—	—	—	—	—	(83)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	304	89	37	—	3	—	—	433

At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2012 and 2011.

March 31, 2012	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,733	193	105	4	42	1	12	2,090

Total	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Loans:
Individually evaluated for impairment	$909	$—	$256	$—	$—	$—	$—	$1,165
Collectively evaluated for impairment	397,265	14,084	14,588	1,380	9,989	1,352	—	438,658

Total	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$—	$439,823

March 31, 2011	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,601	103	93	11	46	3	23	1,880

Total	$1,601	$103	$93	$11	$46	$3	$23	$1,880

Loans:
Individually evaluated for impairment	$990	$—	$385	$—	$—	$—	$—	$1,375
Collectively evaluated for impairment	404,341	12,708	11,741	2,454	10,551	1,522	—	443,317

Total	$405,331	$12,708	$12,126	$2,454	$10,551	$1,522	$—	$444,692

The aggregate amounts of our portfolio including classified loan balances are as follows at March 31, 2012 and 2011:

March 31, 2012	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$386,604	$13,516	$12,083	$1,380	$9,823	$1,352	$424,758
Pass-watch	5,605	568	2,505	—	—	—	8,678
Special mention	2,294	—	—	—	64	—	2,358
Substandard	3,671	—	256	—	102	—	4,029
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$439,823

March 31, 2011	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$394,396	$12,708	$10,804	$1,792	$10,361	$1,522	$431,583
Pass-watch	7,270	—	676	662	33	—	8,641
Special mention	863	—	261	—	133	—	1,257
Substandard	2,802	—	385	—	24	—	3,211
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$405,331	$12,708	$12,126	$2,454	$10,551	$1,522	$444,692

The following table provides information with respect to our nonaccrual loans at March 31, 2012 and 2011. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. As of March 31, 2012, nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 day delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2012	2011
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$3,671	$2,802
Multi-family	—	—
Commercial	—	385
Consumer and other loans:
Second mortgage	102	24

Total nonaccrual loans	$3,773	$3,211

During the years ended March 31, 2012, 2011 and 2010, interest income of approximately $119,000, $71,000, and $58,000, respectively, was recognized on these loans. Interest income that would have been recorded, had the loans been on accrual status and performing in accordance with the original terms of the contracts, amounted to approximately $206,000, $167,000, and $148,000, respectively, for the years ended March 31, 2012, 2011, and 2010.

The following table provides information about delinquencies in our loan portfolio at March 31, 2012 and 2011.

March 31, 2012	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$3,982	$191	$3,124	$7,297	$390,877	$398,174
Multi-family	—	—	—	—	14,084	14,084
Commercial	—	—	—	—	14,844	14,844
Construction	—	—	—	—	1,380	1,380
Consumer and other loans:
Second mortgage and equity lines of credit	102	—	52	154	9,835	9,989
Passbook or certificate and other loans	6	—	—	6	1,346	1,352

Total	$4,090	$191	$3,176	$7,457	$432,366	$439,823

March 31, 2011	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$2,250	$74	$2,802	$5,126	$400,205	$405,331
Multi-family	—	—	—	—	12,708	12,708
Commercial	261	63	385	709	11,417	12,126
Construction	—	—	—	—	2,454	2,454
Consumer and other loans:
Second mortgage and equity lines of credit	103	—	24	127	10,424	10,551
Passbook or certificate and other loans	36	—	—	36	1,486	1,522

Total	$2,650	$137	$3,211	$5,998	$438,694	$444,692

There were no loans that are past due greater than ninety days that were accruing as of March 31, 2012 and 2011.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not separately evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis. Impaired loans, none of which had a related allowance at or for the periods ending March 31, 2012 and 2011, were as follows:

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$909	$1,119	$—	$1,104	$50
Multi-family	—	—	—	—	—
Commercial	256	256	—	329	28
Consumer and other loans:
Second mortgage	—	—	—	—	—

Total impaired loans	$1,165	$1,375	$—	$1,433	$78

At or For The Year Ended March 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$990	$1,175	$—	$1,179	$58
Multi-family	—	—	—	229	—
Commercial	385	385	—	261	—
Consumer and other loans:
Second mortgage	—	—	—	53	3

Total impaired loans	$1,375	$1,560	$—	$1,722	$61

During the year ended March 31, 2010, the average recorded investment in impaired loans was $1.7 million and the interest income recognized thereon was $62,000.

The Company adopted Accounting Standards Update ("ASU") No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of the Company's adoption of ASU No. 2011-02, it determined that no loans were troubled debt restructurings other than those previously considered as such.

The recorded investment in loans modified in a troubled debt restructuring totaled $909,000 at March 31, 2012, of which $34,000 was 30-59 days past due, and $218,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2012. The recorded investment at March 31, 2011 of loans modified in a troubled debt restructuring totaled $1.0 million, of which $10,000 was 60-89 days past due and $37,000 was 90 days or more past due. The remaining loans modified were current at the time of their restructuring and were in compliance with the terms of their restructure agreements at March 31, 2011. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Company works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Company records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan's effective interest rate. Subsequently, these loans are individually evaluated for impairment. As a result of our initial impairment evaluations, we charged-off $31,000 and $112,000, respectively, during the years ended March 31, 2012 and 2011. The following table presents troubled debt restructurings by class during the periods indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012
One-to Four Family Real Estate	3	$586	$596
Year Ended March 31, 2011
One-to Four Family Real Estate	4	$937	$694

The following table presents troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012
One-to Four Family Real Estate	1	$212	$208
Year Ended March 31, 2011
One-to Four Family Real Estate	1	$40	$40

The Bank has granted loans to certain officers and directors of the Company and Bank and to their associates. The activity with respect to loans to directors, officers and associates of such persons, is as follows:

	Years Ended March 31,
	2012	2011
	(In Thousands)
Balance, beginning	$1,248	$742
Loan originated	—	555
Collection of principal	(58)	(49)

Balance, ending	$1,190	$1,248

The Company has two unsecured loans with the MHC totaling $500,000 at March 31, 2012 and 2011.